Transferred financial assets that are not derecognized in their entirety	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Transfers Of Financial Assets Explanatory
b) Transferred financial assets that are not derecognized in their entirety
The table below presents

information for financial

assets that have been

transferred but are

subject to continued recognition

in full,
as well as recognized liabilities associated with those transferred assets.
Transferred financial assets subject to continued recognition in full

USD million 31.12.21 31.12.20
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
43,397 17,687 47,098 18,874
relating to securities lending and repurchase agreements in

exchange for cash received
17,970 17,687 19,177 18,874
relating to securities lending agreements in exchange for securities received
24,146 27,595
relating to other financial asset transfers 1,281 326
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 961 898 2,140 1,378
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 1,870 1,725 2,506 1,963
Financial assets measured at fair value through other comprehensive income that may be sold
or repledged by counterparties 0 0 149 148
Total financial assets transferred 46,227 20,311 51,893 22,363
Transactions

in

which

financial

assets

are

transferred,

but
continue to be recognized

in their entirety on

UBS’s balance sheet
include securities lending

and repurchase agreements

,

as well as
other financial asset

transfers. Repurchase

and securities lending
arrangements are,

for the

most part,

conducted under

standard
market

agreements

and

are

undertaken

with

counterparties
subject to UBS’s normal credit risk control processes.

›

Refer to Note 1a item 2e for more information

about repurchase
and securities lending agreements

As

of
31

December

2021
, approximately 41%
of

the
transferred

financial

assets

were

assets
held

for

trading
transferred

in

exchange

for

cash,

in

which

case

the

associated
recognized

liability

represents

the

amount

to

be

repaid

to
counterparties. For securities

lending and repurchase

agreements,
a

haircut

of

between
0
%

and
15
%

is

generally

applied

to

the
transferred assets,

which results

in associated

liabilities having

a
carrying

amount

below

the

carrying

amount

of

the

transferred
assets. The counterparties to the

associated liabilities presented in
the table above have full recourse to UBS.
In securities

lending arrangements

entered into in

exchange for
the receipt

of other

securities as

collateral, neither

the securities
received

nor

the

obligation

to

return

them

are

recognized

on
UBS’s balance

sheet, as

the risks

and rewards

of ownership

are
not

transferred

to

UBS.

In

cases

where

such

financial

assets
received

are

subsequently

sold

or

repledged

in

another
transaction,

this

is

not

considered

to

be

a

transfer

of

financial
assets.
Other

financial

asset

transfers

primarily

include

securities
transferred to

collateralize derivative

transactions, for

which the
carrying

amount

of

associated

liabilities

is

not

provided

in

the
table above,

because those

replacement values are

managed on
a

portfolio

basis

across

counterparties

and

product

types,

and
therefore

there

is

no

direct

relationship

between

the

specific
collateral pledged and the associated liability.
Transferred

financial

assets

that

are

not

subject

to
derecognition in

full but

remain on

the balance

sheet to

the extent
of

the

Group’s

continuing

involvement

were not

material as

of
31 December 2021 and as of 31 December 2020.

UBS AG
Entity [Table]
Disclosure Of Transfers Of Financial Assets Explanatory
b) Transferred financial assets that are not derecognized in their entirety
The table below presents

information for financial

assets that have been

transferred but are

subject to continued recognition

in full,
as well as recognized liabilities associated with those transferred assets.
Transferred financial assets subject to continued recognition in full

USD million 31.12.21 31.12.20
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Carrying amount
of transferred
assets
Carrying amount of

associated liabilities

recognized

on balance sheet
Financial assets at fair value held for trading that may be sold or repledged by counterparties
43,397 17,687 47,098 18,874
relating to securities lending and repurchase agreements in

exchange for cash received
17,970 17,687 19,177 18,874
relating to securities lending agreements in exchange for securities received
24,146 27,595
relating to other financial asset transfers 1,281 326
Financial assets at fair value not held for trading that may be sold or repledged by
counterparties 961 898 2,140 1,378
Debt securities classified as Other financial assets measured at amortized cost that may be
sold or repledged by counterparties 1,870 1,725 2,506 1,963
Financial assets measured at fair value through other comprehensive income that may be sold
or repledged by counterparties 0 0 149 148
Total financial assets transferred 46,227 20,311 51,893 22,363
Transactions

in

which

financial

assets

are

transferred,

but
continue to

be recognized

in their entirety

on UBS AG’s

balance
sheet

include

securities

lending

and

repurchase

agreements,

as
well as

other financial

asset transfers.

Repurchase and

securities
lending

arrangements

are,

for

the

most

part,

conducted

under
standard

market
agreements
and

are

undertaken

with
counterparties

subject

to

UBS

AG’s

normal

credit

risk

control
processes.

›
Refer to Note 1a item 2e for more information

about repurchase
and securities lending agreements

As

of
31

December

2021
, approximately 41%
of

the
transferred

financial

assets

were

assets

held

for

trading
transferred

in

exchange

for

cash,

in

which

case

the

associated
recognized

liability

represents

the

amount

to

be

repaid

to
counterparties. For securities

lending and repurchase

agreements,
a

haircut

of

between
0
%

and
15
%

is

generally

applied

to

the
transferred assets,

which results

in associated

liabilities having

a
carrying

amount

below

the

carrying

amount

of

the

transferred
assets. The counterparties to the

associated liabilities presented in
the table above have full recourse to UBS AG.
In securities

lending arrangements

entered into in

exchange for
the receipt

of other

securities as

collateral, neither

the securities
received nor the obligation to return them

are recognized on UBS
AG’s balance sheet, as

the risks and rewards

of ownership are not
transferred

to

UBS

AG.

In

cases

where

such

financial

assets
received

are

subsequently

sold

or

repledged

in

another
transaction,

this

is

not

considered

to

be

a

transfer

of

financial
assets.
Other

financial

asset

transfers

primarily

include

securities
transferred to

collateralize derivative

transactions, for

which the
carrying

amount

of

associated

liabilities

is

not

provided

in

the
table above,

because those

replacement values are

managed on
a

portfolio

basis

across

counterparties

and

product

types,

and
therefore

there

is

no

direct

relationship

between

the

specific
collateral pledged and the associated liability.
Transferred

financial

assets

that

are

not

subject

to
derecognition in

full but

remain on

the balance

sheet to

the extent
of

UBS

AG’s

continuing

involvement

were

not

material

as

of
31 December 2021 and as of 31 December 2020.